First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Principal Amount ($)			Value
		ASSET-BACKED SECURITIES — 16.2%
5,000,000	[1]	Arts SPV S.R.L. 10.570% (3-Month Euribor+855 basis points), 11/30/2041[2,3,4,5]	$5,797,089
		Banco Santander, S.A.
1,943,433	[1]	Series 2024-1 CLN, 11.386% (3-Month Euribor+900 basis points), 6/20/2030[2,3,4,5]	2,230,472
667,621	[1]	Series Syntotta 5, 10.351% (3-Month Euribor+800 basis points), 12/27/2043[2,3,4,5]	774,552
3,500,000	[1]	8.989% (3-Month Euribor+675 basis points), 6/26/2045[2,3,4,5]	4,000,097
443,155		BNP Paribas - Broadway Series 1, Class JNR, 11.627% (1-Month Term SOFR+800 basis points), 4/12/2031[2,4,5,6]	444,208
2,323,222		Craft Ltd. Series 2021-1X, Class CLN, 12.403% (3-Month Term SOFR+876 basis points), 2/21/2029[2,4,5,6]	2,681,594
1,980,000	[1]	Deutsche Bank AG Series 2025-1X, Class CLN, 11.665% (3-Month Euribor+950 basis points), 10/25/2035[2,3,4,5,6]	2,267,402
5,000,000		Granville Ltd. Series 25-1X, 10.120% (1-Month Term SOFR+650 basis points), 2/15/2030[2,4,5]	4,976,781
5,940,800	[1]	Gregory SPV S.R.L. Series 32XC, 10.067% (3-Month Euribor+775 basis points), 12/30/2045[2,3,4,5]	6,792,706
		Landesbank Baden-Wuerttemberg
1,429,161	[1]	Series LION-5 MEZ, 11.150% (3-Month Euribor+900 basis points), 7/31/2034[2,3,4,5]	1,665,890
3,248,378	[1]	Series LION-6 SNR, 9.800% (3-Month Euribor+765 basis points), 10/30/2036[2,3,4,5]	3,722,958
3,325,957	[1]	Series LION 2025-1 MEZ, 9.541% (3-Month Euribor+725 basis points), 10/30/2037[2,3,4,5]	3,799,198
		Lloyds Bank PLC
2,152,361	[1]	8.230% (SONIA+450 basis points), 12/16/2030[2,3,4,5]	2,857,849
2,578,319	[1]	11.080% (SONIA+735 basis points), 12/16/2030[2,3,4,5]	3,432,098
4,199,000	[1]	Marcello SPV S.R.L. 9.495% (3-Month Euribor+725 basis points), 5/29/2047[2,3,4,5]	4,809,488
1,956,773		Mespil Securities No.3 Designated Activity Company Series 2024-1, Class B, 13.140% (2-Month Term SOFR+950 basis points), 7/28/2032[2,4,5]	1,789,469
		PYMES Magdalena
5,200,000	[1]	Series 12, Class NOTE, 9.204% (3-Month Euribor+700 basis points), 12/31/2039[2,3,4,5,6]	6,008,991
1,421,894	[1]	Series 11, Class NOTE, 8.668% (3-Month Euribor+650 basis points), 7/4/2054[2,3,4,5,6]	1,633,050
		Santander Consumer Finance, S.A.
11,730,418	[1]	Series 2024-1, 8.642% (3-Month STIBOR+665 basis points), 12/25/2034[2,3,4,5]	1,213,181
28,587,818	[1]	8.867% (3-Month CIBOR+665 basis points), 6/25/2035[2,3,4,5]	4,389,255
		Santander UK PLC
3,500,000	[1]	11.230% (SONIA+750 basis points), 4/22/2032[2,3,4,5]	4,647,168

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)			Value
		ASSET-BACKED SECURITIES (Continued)
1,419,989	[1]	Series 2024-2 F, 14.950% (SONIA+1,000 basis points), 5/22/2034[2,3,4,5]	$1,920,980
		TOTAL ASSET-BACKED SECURITIES
		(Cost $69,840,520)	71,854,476
		BANK LOANS — 33.3%
		Accuray, Inc.
457,749		8.141%, Delay Draw (3-Month Term SOFR+450 basis points), 6/5/2030[2,5]	469,669
3,231,514		8.173% Cash, 6.000% PIK, Term Loan (3-Month Term SOFR+1,050 basis points), 6/5/2030[2,5,7]	2,844,093
		Advanced Infusion Solutions Acquisition, LLC
782,330		0.500%, Revolver, 6/4/2032[5,8]	11,735
3,713,592		1.000%, Delay Draw, 6/4/2032[5,8]	27,852
84,175		8.657%, Revolver (3-Month Term SOFR+500 basis points), 6/4/2032[2,5]	82,912
8,169,903		8.657%, Term Loan (3-Month Term SOFR+500 basis points), 6/4/2032[2,5]	8,047,354
		Blue Heron Services, LLC
937,500		20.232%, Term Loan (3-Month Term SOFR+1,650 basis points), 6/11/2030[2,5]	918,750
1,562,500		9.982%, Term Loan (3-Month Term SOFR+625 basis points), 6/11/2031[2,5]	1,550,781
3,880,500		Blue Raven Solutions, LLC 9.633%, Term Loan (30-Day SOFR Average+600 basis points), 1/16/2032[2,5]	3,802,890
5,472,500		Byoma U.S., Inc. 9.649%, Term Loan (3-Month Term SOFR+600 basis points), 11/17/2027[2,5]	5,390,413
1,964,167		C3 Rentals, LLC 11.647%, Term Loan (1-Month Term SOFR+800 basis points), 4/22/2027[2,5]	1,964,167
9,000,000		Catalyst Brands, LLC 11.772%, Term Loan (1-Month Term SOFR+813 basis points), 9/17/2030[2,5]	9,090,000
		CB Buyer, Inc.
675,290		1.000%, Delay Draw, 7/1/2031[5]	665,160
391,750		1.000%, Revolver, 7/1/2031[5,8]	27,967
3,861,327		8.950%, Term Loan, 7/1/2031[5]	3,803,407
198,549		CIRE Alto OpCo, LLC 24.090%, Term Loan, 9/30/2026[5,9]	194,697
4,019,853		Connect America.com, LLC 6.450%Cash, 4.000% PIK, Term Loan (3-Month Term SOFR+675 basis points), 12/31/2028[2,5]	3,754,542
967,500		CPC/Cirtec Holdings, Inc. 8.644%, Term Loan (1-Month Term SOFR+500 basis points), 1/30/2029[2,5]	959,760
		Craftmark Bakery Holdings, LLC
83,452		8.913%, Delay Draw (3-Month Term SOFR+525 basis points), 5/6/2031[2,5]	82,951
2,850,256		8.913%, Term Loan (3-Month Term SOFR+525 basis points), 5/6/2031[2,5]	2,833,155
410,256		8.913%, Revolver (3-Month Term SOFR+525 basis points), 5/6/2031[2,5,10]	202,667
		Dentive, LLC
144,189		1.000%, Delay Draw (1-Month Term SOFR+300 basis points), 12/23/2028[2,5]	140,224
290,241		10.482%, Term Loan (3-Month Term SOFR+675 basis points), 12/23/2028[2,5]	282,259
1,707,115		1.000%, Delay Draw, 12/26/2028[2,5]	1,660,169

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	BANK LOANS (Continued)
5,038,046	Dorel Industries, Inc. 9.439% Cash, 2.500% PIK, Term Loan (3-Month Term SOFR+360 basis points), 9/29/2030[2,5,7]	$4,722,983
3,750,000	Family Dollar Stores, LLC 10.144%, Term Loan (1-Month Term SOFR+650 basis points), 7/3/2028[2,5]	3,956,250
	Fenix Topco, LLC
58,359	10.482%, Delay Draw (3-Month Term SOFR+675 basis points), 4/2/2027[2,5,10]	47,482
841,359	10.482%, Term Loan (3-Month Term SOFR+675 basis points), 3/28/2029[2,5]	798,450
	Fertility (ITC) Buyer, Inc.
1,577,981	8.677%, Delay Draw (1-Month Term SOFR+600 basis points), 1/3/2029[2,5,10]	1,162,323
1,308,558	8.681%, Term Loan (6-Month Term SOFR+500 basis points), 1/3/2029[2,5]	1,308,558
	Florida Food Products, LLC
493,981	9.174%, Term Loan (3-Month Term SOFR+500 basis points), 10/18/2028[2,6]	378,357
130,699	9.232% (3-Month Term SOFR+550 basis points), 10/18/2028[2,5]	130,372
	Fortress Steele Solutions
243,056	0.500%, Revolver, 3/18/2030[5,8]	4,661
4,687,500	9.918%, Term Loan (3-Month Term SOFR+625 basis points), 3/18/2030[2,5]	4,593,750
69,444	9.918%, Revolver (3-Month Term SOFR+625 basis points), 3/18/2030[2,5]	68,056
	GT Independence Services, LLC
3,990,000	8.732%, Term Loan (3-Month Term SOFR+500 basis points), 11/18/2027[2,5]	3,960,075
526,316	1.000%, Delay Draw, 11/18/2027[5,8]	—
473,684	1.000%, Revolver, 11/18/2027[5,8]	(3,553)
4,527,537	Ipsen Group Holding GmbH 7.120% Cash, 7.250% PIK, Term Loan (1-Month Term SOFR+1,075 basis points), 7/31/2029[5,7]	4,396,307
1,090,826	Ivanti Software, Inc. 8.793%, Cash, 9.050% PIK, Term Loan (3-Month Term SOFR+475 basis points), 12/1/2027[2,7]	482,691
78,776	IvantiNewCo 9.414%, Term Loan (3-Month Term SOFR+575 basis points), 6/1/2029[2]	76,511
5,000,000	Jonah Energy South Texas, LLC 9.732%, Term Loan (3-Month Term SOFR+600 basis points), 3/30/2030[2,5]	4,950,000
	KL Charlie Acquisition Company
457,835	8.744%, Delay Draw (1-Month Term SOFR+510 basis points), 12/20/2026[2,5]	457,835
349,554	8.744%, Term Loan (1-Month Term SOFR+510 basis points), 12/20/2026[2,5]	349,554
963,533	Litigation Trust Class A- 1 DIP Interest 0.000% Cash, 11.000% PIK, 12/31/2026[5,7,9]	963,533
289,792	Litigation Trust Class A- 2 Bridge Interest 0.000% Cash, 11.000% PIK, Bridge, 10/31/2026[5,7,9]	289,792
1,157,887	Litigation Trust Class A- 2 DIP Interest 0.000% Cash, 11.000% PIK, 12/31/2026[5,7,9]	1,157,887
75,729	Litigation Trust Other Claims 0.000%, Bridge, 10/31/2026[5]	75,729

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	BANK LOANS (Continued)
	Medical Technology Solutions, LLC
2,357,187	8.894%, Term Loan (1-Month Term SOFR+525 basis points), 6/3/2032[2,5]	$2,334,794
375,000	0.500%, Revolver, 6/3/2032[5,8]	—
1,250,000	1.000%, Delay Draw, 6/3/2032[5,8]	—
	Minds + Assembly, LLC
3,034,518	8.732%, Term Loan (3-Month Term SOFR+500 basis points), 10/28/2026[2,5]	3,026,932
169,271	0.500%, Revolver, 10/28/2026[5,8]	—
458,984	8.982%, Term Loan (3-Month Term SOFR+525 basis points), 3/31/2028[2,5]	457,837
4,702,956	Nephron Pharmaceuticals Corp. 12.925%, Term Loan (3-Month Term SOFR+920 basis points), 1/31/2028[2,5]	4,608,897
	NMA Holdings, LLC
2,085,882	8.668%, Term Loan (3-Month Term SOFR+500 basis points), 1/2/2028[2,5]	2,079,625
528,176	8.668%, Delay Draw (3-Month Term SOFR+500 basis points), 7/7/2028[2,5,10]	200,121
352,941	0.500%, Revolver, 7/7/2028[5,8]	—
	PhyNet Dermatology, LLC
994,024	10.172%, Term Loan (3-Month Term SOFR+650 basis points), 10/20/2029[2,5]	976,629
494,155	10.172%, Term Loan (3-Month Term SOFR+650 basis points), 10/20/2029[2,5]	485,507
3,910,550	Progress Lighting, LLC 14.172%, Term Loan (3-Month Term SOFR+1,050 basis points), 9/18/2029[2,5]	3,813,491
4,958,535	Resolute Investment Managers, Inc. 10.434%, Term Loan (3-Month Term SOFR+650 basis points), 4/30/2027[2]	3,375,944
	Riccobene Associates
1,303,559	8.394%, Term Loan (1-Month Term SOFR+475 basis points), 11/12/2027[2,5]	1,299,648
135,318	0.500%, Revolver, 11/12/2027[5,8]	—
538,532	8.394%, Delay Draw (1-Month Term SOFR+475 basis points), 1/10/2028[2,5,10]	306,876
957,828	Riskonnect Parent, LLC 8.596%, Term Loan (6-Month Term SOFR+475 basis points), 12/7/2028[2]	933,883
	Sepro Holdings, LLC
431,934	1.000%, Delay Draw, 7/26/2030[5,10]	355,000
2,976,828	8.653%, Term Loan (1-Month Term SOFR+500 basis points), 7/26/2030[2,5]	2,942,892
8,450,978	Shryne Group, Inc. 14.869% Cash, 1.000% PIK, Term Loan (1-Month Term SOFR+1,122 basis points), 7/29/2029[2,5,7]	8,408,723
	South Florida ENT Associates
338,952	0.000%, Delay Draw (1-Month Term SOFR+525 basis points), 12/31/2028[2,5]	338,952
759,055	9.352%, Term Loan (3-Month Term SOFR+525 basis points), 12/31/2028[2,5]	759,055
	Sparta AN Bidco, LLC
194,697	0.500%, Revolver, 3/13/2031[5,8]	3,407
363,636	1.000%, Delay Draw, 3/13/2031[5,8]	3,182
47,727	9.144%, Revolver (1-Month Term SOFR+550 basis points), 3/13/2031[2,5]	46,892
3,393,939	9.144%, Term Loan (1-Month Term SOFR+550 basis points), 3/31/2031[2,5]	3,334,545
337,119	Steward Health Care System, LLC 10.000%, Bridge, 5/29/2027[5,11]	—

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	BANK LOANS (Continued)
5,047,000	Sugar Creek Packing Co. 9.485%Cash, 3.000% PIK, Term Loan (1-Month Term SOFR+875 basis points), 1/9/2031[2,5]	$4,837,483
	Summit Spine & Joint Centers
414,594	8.394%, Revolver (1-Month Term SOFR+475 basis points), 3/18/2028[2,5,10]	56,592
2,721,766	8.394%, Term Loan (1-Month Term SOFR+475 basis points), 3/18/2028[2,5]	2,712,240
547,264	1.000%, Delay Draw, 6/29/2033[5,8]	11,356
281,924	8.481%, Delay Draw, 6/29/2033[5]	280,937
	Taoglas Group Holdings Limited
214,991	0.500%, Revolver (1-Month Term SOFR+725 basis points), 2/28/2029[5,10]	201,478
759,496	10.982%, Term Loan (3-Month Term SOFR+725 basis points), 2/28/2029[2,5]	752,812
332,043	TCW Fenix Topco, LLC 1.000%, Delay Draw, 4/2/2027[5,8]	—
4,937,500	The Goodyear Tire and & Rubber Company 9.413%, Term Loan (3-Month Term SOFR+575 basis points), 10/31/2026[2,5]	4,821,469
4,000,000	The Star Entertainment Finance Ltd. 13.592%, Term Loan (30-Day SOFR Average+1,000 basis points), 5/6/2029[2,5]	3,880,000
	Vomela Purchaser, LLC
659,622	0.500%, Delay Draw, 12/31/2029[5,8]	9,894
4,906,096	9.144%, Term Loan (1-Month Term SOFR+550 basis points), 12/31/2029[2,5]	4,881,566
1,497,051	West Side Holdco, LLC 13.000%, Term Loan, 9/3/2027[5,9]	1,571,904
	TOTAL BANK LOANS
	(Cost $149,055,593)	147,245,740

Number of Shares
	CLOSED-END FUNDS — 0.3%
124,379	Palmer Square Capital BDC, Inc.[12]	1,296,029
	TOTAL CLOSED-END FUNDS
	(Cost $2,040,862)	1,296,029

Principal Amount ($)
	COLLATERALIZED LOAN OBLIGATIONS — 37.6%
500,000	37 Capital CLO II Series 2022-1A, Class ER2, 9.891% (3-Month Term SOFR+620 basis points), 4/15/2037[2,6,13]	473,743
	720 East CLO Ltd.
750,000	Series 2023-2A, Class D1R, 6.423% (3-Month Term SOFR+275 basis points), 10/15/2038[2,6,13]	754,014
250,000	Series 2023-2A, Class ER, 9.173% (3-Month Term SOFR+550 basis points), 10/15/2038[2,6,13]	247,260
500,000	Series 2024-1A, Class D1R, 6.572% (3-Month Term SOFR+290 basis points), 7/15/2039[2,6,13]	502,134

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
2,500,000	ABPCI Direct Lending Fund CLO LP Series 2024-19A, Class E, 11.313% (3-Month Term SOFR+765 basis points), 10/30/2036[2,6,13]	$2,489,489
1,250,000	ABPCI Direct Lending Fund CLO, LLC Series 2017-1A, Class ERR, 11.175% (3-Month Term SOFR+750 basis points), 7/20/2037[2,6,13]	1,252,655
24,000,000	ABPCI Highland Park CLO 0.000%, 12/23/2030[10,14,15]	6,878,250
500,000	AGL CLO Ltd. Series 2024-32A, Class D1, 6.572% (3-Month Term SOFR+290 basis points), 7/21/2037[2,6,13]	496,480
1,000,000	AIMCO CLO Ltd. Series 2026-27A, Class A1, 4.821% (3-Month Term SOFR+114 basis points), 4/20/2039[2,6,13]	1,000,569
500,000	Alinea CLO Ltd. Series 2018-1A, Class DR, 5.925% (3-Month Term SOFR+225 basis points), 7/20/2031[2,6,13]	501,307
1,000,000	Anchorage Capital CLO Ltd. Series 2022-24A, Class A1R, 5.103% (3-Month Term SOFR+143 basis points), 7/15/2037[2,6,13]	1,002,878
350,000	Apidos CLO Ltd. Series 2017-28A, Class C1R, 6.525% (3-Month Term SOFR+285 basis points), 10/20/2038[2,6,13]	352,276
500,000	Ares Loan Funding Ltd. Series 2021-ALFA, Class D1R, 6.523% (3-Month Term SOFR+285 basis points), 4/15/2039[2,6,13]	501,215
1,000,000	Arini European CLO Series 7A, Class SUB, 2.025%, 1/15/2039[1,3,6,9,13,14]	886,193
	Arini U.S. CLO Ltd.
1,000,000	Series 1A, Class D, 7.673% (3-Month Term SOFR+400 basis points), 4/15/2038[2,6,13]	1,012,676
1,000,000	Series 5A, Class D, 6.623% (3-Month Term SOFR+295 basis points), 4/15/2039[2,6,13]	1,008,727
1,000,000	Series 5A, Class E, 9.673% (3-Month Term SOFR+600 basis points), 4/15/2039[2,6,13]	1,020,188
	Bain Capital Credit CLO Ltd.
750,000	Series 2018-2A, Class DR, 6.625% (3-Month Term SOFR+295 basis points), 7/19/2031[2,6,13]	754,193
1,000,000	Series 2021-3A, Class D, 7.029% (3-Month Term SOFR+336 basis points), 7/24/2034[2,6,13]	976,730
500,000	Series 2024-2A, Class D1R, 6.494% (3-Month Term SOFR+275 basis points), 7/15/2039[2,6,13]	500,000
	Ballyrock CLO Ltd.
500,000	Series 2021-17A, Class C1R, 6.375% (3-Month Term SOFR+270 basis points), 10/20/2038[2,6,13]	502,021
250,000	Series 2021-17A, Class C2R, 7.625% (3-Month Term SOFR+395 basis points), 10/20/2038[2,6,13]	246,550

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
250,000	Series 2021-17A, Class DR, 9.775% (3-Month Term SOFR+610 basis points), 10/20/2038[2,6,13]	$246,627
1,000,000	Series 2019-2A, Class C1R3, 6.367% (3-Month Term SOFR+270 basis points), 10/25/2038[2,6,13]	1,005,351
250,000	Series 2019-2A, Class C2R3, 7.617% (3-Month Term SOFR+395 basis points), 10/25/2038[2,6,13]	246,555
1,000,000	Barings CLO Ltd. Series 2026-2A, Class D1, 6.359% (3-Month Term SOFR+260 basis points), 7/20/2039[2,6,13]	1,000,000
500,000	BlueMountain CLO Ltd. Series 2020-30A, Class DR, 6.973% (3-Month Term SOFR+330 basis points), 4/15/2035[2,6,13]	496,019
1,000,000	Broad River Bsl Funding CLO Ltd. Series 2020-1A, Class AR, 5.107% (3-Month Term SOFR+143 basis points), 7/20/2034[2,6,13]	1,000,000
	Bryant Park Funding Ltd.
500,000	Series 2023-20A, Class DR, 7.073% (3-Month Term SOFR+340 basis points), 4/15/2038[2,6,13]	502,879
500,000	Series 2025-27A, Class D3, 7.975% (3-Month Term SOFR+430 basis points), 7/20/2038[2,6,13]	499,111
500,000	Series 2023-21A, Class ER, 8.925% (3-Month Term SOFR+525 basis points), 10/18/2038[2,6,13]	496,140
	Carlyle U.S. CLO Ltd.
250,000	Series 2026-2A, Class D, 6.813% (3-Month Term SOFR+315 basis points), 4/20/2039[2,6,13]	251,394
500,000	Series 2026-2A, Class E, 9.703% (3-Month Term SOFR+604 basis points), 4/20/2039[2,6,13]	515,060
500,000	Cedar Funding CLO Ltd. Series 2023-17A, Class ER, 10.175% (3-Month Term SOFR+650 basis points), 7/20/2038[2,6,13]	491,820
	CIFC Funding Ltd.
500,000	Series 2018-2A, Class D1R, 6.725% (3-Month Term SOFR+305 basis points), 10/20/2037[2,6,13]	503,016
500,000	Series 2020-2A, Class ER2, 8.930% (3-Month Term SOFR+525 basis points), 4/16/2039[2,6,13]	495,851
1,000,000	Columbia Cent CLO Ltd. Series 2025-35A, Class A1, 5.067% (3-Month Term SOFR+140 basis points), 7/25/2036[2,6,13]	1,001,112
	Dryden CLO Ltd.
1,000,000	Series 2018-55A, Class D, 6.785% (3-Month Term SOFR+311 basis points), 4/15/2031[2,6,13]	1,004,420
1,000,000	Series 2023-102A, Class D1R, 6.573% (3-Month Term SOFR+290 basis points), 10/15/2038[2,6,13]	1,002,428

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
500,000	Series 2026-114A, Class D1, 6.633% (3-Month Term SOFR+300 basis points), 4/20/2039[2,6,13]	$502,730
500,000	Series 2026-114A, Class E, 10.133% (3-Month Term SOFR+650 basis points), 4/20/2039[2,6,13]	511,559
750,000	Dryden Senior Loan Fund Series 2017-54A, Class D, 7.037% (3-Month Term SOFR+336 basis points), 10/19/2029[2,6,13]	753,480
	Eaton Vance CLO Ltd.
500,000	Series 2015-1A, Class DR, 6.437% (3-Month Term SOFR+276 basis points), 1/20/2030[2,6,13]	501,628
1,000,000	Series 2013-1A, Class AR4, 5.013% (3-Month Term SOFR+134 basis points), 10/15/2038[2,6,13]	1,002,240
500,000	Series 2013-1A, Class D1R4, 6.673% (3-Month Term SOFR+300 basis points), 10/15/2038[2,6,13]	502,082
2,750,000	Eldridge MMPC CLO Ltd. Series 2026-2A, Class E, 11.474% (3-Month Term SOFR+785 basis points), 7/15/2038[2,6,13]	2,755,799
	Elmwood CLO Ltd.
550,000	Series 2022-4A, Class ER, 9.380% (3-Month Term SOFR+570 basis points), 7/17/2037[2,6,13]	546,616
1,000,000	Series 2022-6A, Class D1R2, 6.380% (3-Month Term SOFR+270 basis points), 10/17/2038[2,6,13]	1,005,357
500,000	Series 2022-6A, Class ER2, 8.830% (3-Month Term SOFR+515 basis points), 10/17/2038[2,6,13]	505,132
500,000	Series 2022-1A, Class ER, 9.175% (3-Month Term SOFR+550 basis points), 10/20/2038[2,6,13]	494,521
1,000,000	Empower CLO Ltd. Series 2025-1A, Class D1, 6.625% (3-Month Term SOFR+295 basis points), 7/20/2038[2,6,13]	1,005,247
	Fortress Credit Opportunities CLO, LLC
1,000,000	Series 2022-19A, Class ER, 11.673% (3-Month Term SOFR+800 basis points), 10/15/2036[2,5,6,13]	1,002,841
2,000,000	Series 2023-8A, Class ER, 10.614% (3-Month Term SOFR+695 basis points), 10/22/2037[2,6,13]	1,965,195
2,000,000	Fortress Credit Opportunities XXIII CLO, LLC Series 2024-23A, Class D2R, 9.638% (3-Month Term SOFR+600 basis points), 4/15/2038[2,5,6,13]	2,000,114
4,000,000	Fortress Credit Opportunities XXVII CLO, LLC Series 2026-27A, Class E, 11.687% (3-Month Term SOFR+800 basis points), 7/15/2038[2,5,6,13]	4,000,000
500,000	Golub Capital CLO Ltd. Series 2026-88A, Class E, 9.710% (3-Month Term SOFR+603 basis points), 4/17/2039[2,6,13]	510,659

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
2,000,000	Guggenheim MM CLO LLC Series 2023-6A, Class ER, 11.640% (3-Month Term SOFR+800 basis points), 7/25/2038[2,5,6,13]	$2,000,000
	Invesco U.S. CLO Ltd.
250,000	Series 2023-2A, Class ER, 11.552% (3-Month Term SOFR+788 basis points), 4/21/2038[2,6,13]	250,485
250,000	Series 2025-1A, Class E, 9.673% (3-Month Term SOFR+600 basis points), 7/15/2038[2,6,13]	247,492
	KKR CLO Ltd.
317,474	Series 18, Class A1R2, 4.725% (3-Month Term SOFR+105 basis points), 10/18/2035[2,6,13]	317,666
750,000	Series 2013-1A, Class D1R3, 6.923% (3-Month Term SOFR+325 basis points), 10/15/2038[2,6,13]	756,129
1,000,000	Magnetite CLO Ltd. Series 2020-26A, Class D1R2, 6.167% (3-Month Term SOFR+250 basis points), 1/25/2038[2,6,13]	995,288
	MCF CLO Ltd.
5,855,297	Series 2018-1A, Class SUB, 3.522%, 4/18/2036[6,9,13,14]	3,858,641
4,500,000	Series 2018-1A, Class ER, 11.675% (3-Month Term SOFR+800 basis points), 4/18/2036[2,6,13]	4,500,000
4,000,000	Series 2018-1AR, Class D2RR, 9.005% (3-Month Term SOFR+525 basis points), 7/18/2038[2,5,6,13]	4,000,000
2,500,000	Series 2019-1A, Class ER2, 11.888% (3-Month Term SOFR+825 basis points), 4/17/2039[2,6,13]	2,512,125
500,000	Menlo CLO Ltd. Series 2025-3A, Class D, 6.680% (3-Month Term SOFR+300 basis points), 10/16/2038[2,6,13]	501,792
	Morgan Stanley Eaton Vance CLO Ltd.
500,000	Series 2022-18A, Class D1R, 6.775% (3-Month Term SOFR+310 basis points), 10/20/2037[2,6,13]	503,013
500,000	Series 2021-1A, Class ER, 9.726% (3-Month Term SOFR+606 basis points), 10/23/2037[2,6,13]	476,248
500,000	Series 2023-19A, Class D1R, 6.673% (3-Month Term SOFR+300 basis points), 7/15/2038[2,6,13]	501,497
500,000	Series 2023-19A, Class D2R, 8.173% (3-Month Term SOFR+450 basis points), 7/15/2038[2,6,13]	490,467
1,926,983	Mount Logan Funding LP Series 2018-1A, Class SUBR, 13.673%, 1/22/2033[6,9,12,13,14]	830,836
	Neuberger Berman Loan Advisers CLO Ltd.
500,000	Series 2021-41A, Class DR, 6.473% (3-Month Term SOFR+280 basis points), 4/15/2034[2,6,13]	500,293
500,000	Series 2018-28A, Class D1R, 6.875% (3-Month Term SOFR+320 basis points), 10/20/2038[2,6,13]	503,778
4,930,000	Series 2026-63A, Class SUB, 0.000%, 4/16/2039[6,9,10,13,14]	2,985,012

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)			Value
		COLLATERALIZED LOAN OBLIGATIONS (Continued)
2,000,000		Series 2025-60A, Class SUB, 10.000%, 4/22/2039[6,9,13,14]	$1,481,017
3,900,000		Series 2025-61A, Class SUB, 11.150%, 7/17/2039[6,9,13,14]	2,908,010
3,933,000		Series 2025-62A, Class SUB, 12.730%, 10/17/2039[6,9,13,14]	2,994,744
2,755,000		Series 2026-64A, Class SUB, 0.000%, 7/23/2040[6,9,10,13]	1,732,500
		New Mountain CLO Ltd.
1,000,000		Series CLO-6A, Class D1, 6.775% (3-Month Term SOFR+310 basis points), 10/15/2037[2,6,13]	1,004,994
500,000		Series CLO-1A, Class DRR, 6.523% (3-Month Term SOFR+285 basis points), 1/15/2038[2,6,13]	500,665
500,000		Series CLO-9A, Class D1, 6.509% (3-Month Term SOFR+280 basis points), 4/22/2039[2,6,13]	498,788
250,000		Series CLO-9A, Class E, 9.009% (3-Month Term SOFR+530 basis points), 4/22/2039[2,6,13]	250,184
		Oaktree CLO Ltd.
500,000		Series 2019-4AR, Class AR3, 4.959% (3-Month Term SOFR+123 basis points), 7/20/2037[2,5,6,13]	500,000
500,000		Series 2022-1A, Class ER, 9.673% (3-Month Term SOFR+600 basis points), 7/15/2038[2,6,13]	497,899
500,000		Series 2023-2A, Class D2R, 8.075% (3-Month Term SOFR+440 basis points), 7/20/2038[2,6,13]	499,063
500,000		Octagon Ltd. Series 2023-1A, Class ER, 9.425% (3-Month Term SOFR+575 basis points), 10/20/2038[2,6,13]	502,424
		OHA Credit Partners Ltd.
500,000		Series 2015-12A, Class ER2, 9.916% (3-Month Term SOFR+625 basis points), 4/23/2037[2,6,13]	500,000
500,000		Series 2015-12AR, Class ER3, 0.000% (3-Month Term SOFR+535 basis points), 7/23/2039[2,5,6,13]	500,000
500,000		OZLM Ltd. Series 2018-22A, Class C, 6.592% (3-Month Term SOFR+291 basis points), 1/17/2031[2,6,13]	502,796
		Palmer Square European Loan Funding
900,000	[1]	Series 2023-2X, Class SUB, 0.000%, 1/15/2033[3,6,9,12,14]	24,034
1,000,000	[1]	Series 2023-3X, Class SUB, 4.869%, 5/15/2033[3,6,9,12,14]	824,065
2,500,000	[1]	Series 2024-1X, Class SUB, 6.996%, 8/15/2033[3,6,9,12,14]	1,764,278
4,000,000	[1]	Series 2024-2X, Class SUB, 10.000%, 5/15/2034[3,6,9,12,14]	2,962,221
2,000,000	[1]	Series 2024-3A, Class SUB, 10.100%, 5/15/2034[3,6,9,12,13,14]	1,657,613
1,000,000	[1]	Series 2025-1X, Class SUB, 15.495%, 10/15/2034[3,6,9,12,14]	746,193
2,000,000	[1]	Series 2025-2X, Class SUB, 11.274%, 2/15/2035[3,6,9,12,14]	1,745,633
1,250,000	[1]	Series 2025-3X, Class SUB, 6.348%, 7/15/2035[3,6,9,12,14]	1,233,276
2,825,000	[1]	Series 2024-2X, Class SUB, 11.500%, 10/15/2037[3,6,9,12,14]	2,038,397
1,050,000	[1]	Series 2023-1X, Class SUB, 6.597%, 1/15/2038[3,6,9,12,14]	573,829

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)			Value
		COLLATERALIZED LOAN OBLIGATIONS (Continued)
500,000	[1]	Series 2023-1X, Class FR, 10.474% (3-Month Euribor+827 basis points), 1/15/2038[2,3,6,12]	$569,199
475,000	[1]	Series 2025-2X, Class F, 10.374% (3-Month Euribor+817 basis points), 7/15/2038[2,3,6,12]	540,764
1,500,000	[1]	Series 2025-2X, Class SUB, 10.695%, 7/15/2038[3,6,9,12,14]	1,406,691
1,915,000	[1]	Series 2023-2X, Class SUB, 5.834%, 10/15/2038[3,6,9,12,14]	1,089,756
2,000,000	[1]	Series 2024-1X, Class SUB, 4.503%, 1/15/2039[3,6,9,12,14]	1,315,126
1,750,000	[1]	Series 2026-1X, Class SUB, 0.000%, 4/15/2039[3,6,9,12,14]	1,999,543
1,250,000	[1]	Series 2025-1X, Class SUB, 14.131%, 10/15/2039[3,6,9,12,14]	1,089,758
		Palmer Square Loan Funding Ltd.
450,000		Series 2022-4A, Class SUB, 11.336%, 7/24/2031[6,9,12,13,14]	261,195
500,000		Series 2023-2A, Class SUB, 10.000%, 1/25/2032[6,9,12,13,14]	289,259
3,000,000		Series 2024-3A, Class SUB, 10.000%, 8/8/2032[6,9,12,13,14]	1,728,977
2,510,000		Series 2024-1A, Class SUB, 10.000%, 10/15/2032[6,9,12,13,14]	1,241,432
3,000,000		Series 2024-2A, Class SUB, 10.000%, 1/15/2033[6,9,12,13,14]	1,840,504
4,150,000		Series 2025-1A, Class SUB, 10.000%, 2/15/2033[6,9,12,13,14]	2,786,333
2,625,000		Series 2025-2A, Class SUB, 10.000%, 7/15/2033[6,9,12,13,14]	1,988,522
2,000,000		Series 2025-3A, Class SUB, 10.172%, 1/15/2034[6,9,12,13,14]	2,035,608
1,540,000		Series 2024-1A, Class SUB, 13.000%, 4/15/2037[6,9,12,13,14]	878,841
3,000,000		Series 2024-2A, Class SUB, 11.000%, 7/20/2037[6,9,12,13,14]	1,664,676
2,000,000		Series 2024-3A, Class SUB, 12.500%, 7/20/2037[6,9,12,13,14]	1,260,199
1,250,000		Series 2023-4A, Class SUB, 12.500%, 10/20/2037[6,9,12,13,14]	849,062
3,000,000		Series 2024-4A, Class SUB, 11.000%, 1/15/2038[6,9,12,13,14]	2,150,970
2,250,000		Series 2025-1A, Class SUB, 12.000%, 4/20/2038[6,9,12,13,14]	1,774,821
500,000		Series 2023-2A, Class SUB, 11.000%, 7/20/2038[6,9,12,13,14]	259,236
2,000,000		Series 2025-2A, Class SUB, 10.000%, 7/20/2038[6,9,12,13,14]	1,541,495
1,000,000		Series 2025-3A, Class SUB, 11.000%, 7/20/2038[6,9,12,13,14]	860,572
1,500,000		Series 2025-4A, Class SUB, 10.579%, 10/20/2038[6,9,12,13,14]	1,391,362
1,270,000		Series 2025-5A, Class SUB, 10.545%, 10/20/2038[6,9,12,13,14]	1,280,334
500,000		Series 2023-3A, Class SUB, 12.500%, 1/20/2039[6,9,12,13,14]	396,329
2,100,000		Series 2026-1A, Class SUB, 0.000%, 4/20/2039[6,9,10,12,13,14]	1,899,403
		Post CLO Ltd.
500,000		Series 2023-1A, Class BR, 5.375% (3-Month Term SOFR+170 basis points), 10/20/2038[2,6,13]	502,083
500,000		Series 2023-1A, Class D1R, 6.525% (3-Month Term SOFR+285 basis points), 10/20/2038[2,6,13]	503,252
200,000		Series 2023-1A, Class D2R, 7.625% (3-Month Term SOFR+395 basis points), 10/20/2038[2,6,13]	199,603
500,000		Series 2025-1A, Class E, 9.096% (3-Month Term SOFR+540 basis points), 1/20/2039[2,6,13]	500,352
500,000		Series 2024-1A, Class ER, 9.355% (3-Month Term SOFR+575 basis points), 3/30/2039[2,6,13]	500,608

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Rad CLO Ltd. Series 2021-15A, Class A1AR, 5.035% (3-Month Term SOFR+136 basis points), 7/20/2040[2,6,13]	$1,002,809
	Regatta Funding Ltd.
1,000,000	Series 2016-1A, Class A1R3, 4.747% (3-Month Term SOFR+107 basis points), 6/20/2034[2,6,13]	1,000,632
500,000	Series 2021-3A, Class D1R, 6.773% (3-Month Term SOFR+310 basis points), 10/15/2037[2,6,13]	500,685
1,000,000	Series 2025-5A, Class D1, 6.473% (3-Month Term SOFR+280 basis points), 10/15/2038[2,6,13]	1,001,106
1,000,000	Series 2019-2A, Class D1R2, 6.323% (3-Month Term SOFR+265 basis points), 4/15/2039[2,6,13]	991,452
1,000,000	Riserva CLO Ltd. Series 2016-3A, Class DRR, 7.187% (3-Month Term SOFR+351 basis points), 1/18/2034[2,6,13]	977,840
	Sculptor CLO Ltd.
500,000	Series 29A, Class D2R, 8.014% (3-Month Term SOFR+435 basis points), 7/22/2038[2,6,13]	494,789
500,000	Series 32A, Class D1R, 6.946% (3-Month Term SOFR+325 basis points), 4/30/2039[2,6,13]	500,452
600,000	Shackleton CLO Ltd. Series 2019-14A, Class ERR, 9.575% (3-Month Term SOFR+590 basis points), 7/20/2034[2,6,13]	568,923
500,000	Silver Point CLO Ltd. Series 2025-12A, Class A1, 4.983% (3-Month Term SOFR+131 basis points), 10/15/2038[2,6,13]	501,687
500,000	Sixth Street CLO Ltd. Series 2016-6AR, Class D1R3, 6.575% (3-Month Term SOFR+285 basis points), 7/1/2039[2,5,6,13]	500,000
	Trestles CLO Ltd.
750,000	Series 2023-6A, Class A1R, 4.847% (3-Month Term SOFR+118 basis points), 4/25/2038[2,6,13]	750,216
1,000,000	Series 2021-5AR, Class ER2, 8.984% (3-Month Term SOFR+525 basis points), 7/20/2039[2,5,6,13]	1,000,000
	Trinitas CLO Ltd.
250,000	Series 2021-15A, Class E, 11.375% (3-Month Term SOFR+771 basis points), 4/22/2034[2,6,13]	217,652
1,000,000	Series 2025-34A, Class D1, 7.664% (3-Month Term SOFR+400 basis points), 4/22/2038[2,6,13]	1,013,068
500,000	Series 2025-34A, Class E, 10.824% (3-Month Term SOFR+716 basis points), 4/22/2038[2,6,13]	507,230
185,749	Venture CLO Ltd. Series 2019-38A, Class ARR, 4.663% (3-Month Term SOFR+100 basis points), 7/30/2032[2,6,13]	185,942

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
500,000	Verdelite Static CLO Ltd. Series 2024-1A, Class D, 6.525% (3-Month Term SOFR+285 basis points), 7/20/2032[2,6,13]	$501,983
	Voya CLO Ltd.
500,000	Series 2017-1A, Class C, 7.272% (3-Month Term SOFR+359 basis points), 4/17/2030[2,6,13]	502,626
500,000	Series 2013-1A, Class CR, 6.885% (3-Month Term SOFR+321 basis points), 10/15/2030[2,6,13]	502,333
250,000	Series 2018-2A, Class D, 6.685% (3-Month Term SOFR+301 basis points), 7/15/2031[2,6,13]	251,612
1,000,000	Series 2017-3A, Class CRR, 6.775% (3-Month Term SOFR+310 basis points), 4/20/2034[2,6,13]	997,644
500,000	Series 2022-4A, Class ER, 10.375% (3-Month Term SOFR+670 basis points), 4/20/2037[2,6,13]	502,378
500,000	Series 2019-1A, Class D1RR, 6.723% (3-Month Term SOFR+305 basis points), 10/15/2037[2,6,13]	501,232
500,000	Series 2020-3A, Class ARR, 4.922% (3-Month Term SOFR+125 basis points), 1/20/2038[2,6,13]	501,333
500,000	Series 2020-3A, Class D1RR, 6.372% (3-Month Term SOFR+270 basis points), 1/20/2038[2,6,13]	497,657
500,000	Series 2024-1AR, Class ER, 9.010% (3-Month Term SOFR+525 basis points), 7/15/2039[2,5,6,13]	500,000
300,000	Wellington Management CLO Ltd. Series 2023-1A, Class D2R, 7.675% (3-Month Term SOFR+400 basis points), 10/20/2038[2,6,13]	298,475
	Whitebox CLO Ltd.
500,000	Series 2023-4A, Class D1R, 7.575% (3-Month Term SOFR+390 basis points), 4/20/2036[2,6,13]	504,240
1,000,000	Series 2023-4AR, Class D1R2, 6.284% (3-Month Term SOFR+255 basis points), 7/20/2039[2,5,6,13]	1,000,000
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $177,767,814)	166,227,777

Number of Shares
		PRIVATE INVESTMENT VEHICLES — 21.1%
		INVESTMENT PARTNERSHIPS — 9.0%
N/A	[16]	Acer Tree Credit Opportunities Partners LP5	4,269,605
N/A	[16]	Arbour Lane Credit Opportunity Fund IV LP17	5,886,251
N/A	[16]	BCP Special Opportunities Offshore Feeder III LP12,17	2,193,618
N/A	[16]	Blue Torch Offshore Credit Opp Fund IV LP17	3,096,968
N/A	[16]	DSC Meridian Credit Opportunities Onshore Fund LP5	3,030,858
2,818,223		IFRG Investor III LP5	169,094

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares			Value
		INVESTMENT PARTNERSHIPS (Continued)
N/A	[16]	Linden Investors LP5	$6,399,048
N/A	[16]	Proterra Credit Fund 3 LP17	3,133,598
N/A	[16]	Seer Capital Regulatory Capital Relief Fund LP17	4,080,258
N/A	[16]	TCW Rescue Financing II LP17	5,047,420
N/A	[16]	Whitehawk IV-Plus Onshore Fund LP17	2,438,275
			39,744,993
		NON-LISTED BUSINESS DEVELOPMENT COMPANIES — 6.9%
924,077		Audax Private Credit Fund LP17	22,937,441
383,984		TCW Speciality Lending LLC[17]	7,426,245
			30,363,686

Principal Amount ($)
	PRIVATE COLLATERALIZED LOAN OBLIGATIONS — 5.2%
500,000	Antares Loan Funding I Ltd. 2/17/2032[17]	582,792
789,072	Ares Capital Corp. Series 2023-1, 7/11/2033[5,17]	811,888
3,494,300	Fortress Credit Opportunities XXVII CLO, LLC [5]	3,942,244
1,427,000	GPG Loan Funding, LLC 4/29/2034[5,17]	1,462,731
1,666,667	Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC - Class C 10.913% (3-Month Term SOFR+725 basis points), 4/30/2031[5]	1,666,667
763,889	Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC - Class D 11.413% (3-Month Term SOFR+775 basis points), 4/30/2031[5]	763,889
1,500,000	KCLF Note Issuer I SPV, LLC 12/28/2033[17]	1,570,496
5,640,744	MCF CLO 12, LLC 2/24/2028[5]	6,004,007
4,441,481	NXT Capital CLO, LLC Series 2026-1, 6/24/2028[5]	4,806,127
1,237,892	Silver Point Loan Funding, LLC 10/20/2033[17]	1,387,006
		22,997,847
	TOTAL PRIVATE INVESTMENT VEHICLES
	(Cost $91,113,358)	93,106,526

Number of Shares
	WARRANTS — 0.0%
760,719	Accuray, Inc., Expiration Date: December 31, 2028*,5	163,093
69,534	Dorel Industries, Inc. - Class B, Expiration Date: September 30, 2032[5]	85,306
	TOTAL WARRANTS
	(Cost $647,441)	248,399

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	SHORT-TERM INVESTMENTS — 3.4%
14,884,178	UMB Bank, Money Market Special II Deposit Investment, 3.48%[15,18]	$14,884,178
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $14,884,178)	14,884,178
	TOTAL INVESTMENTS — 111.9%
	(Cost $505,349,766)	494,863,125
	Liabilities in Excess of Other Assets — (11.9)%	(52,734,084)
	TOTAL NET ASSETS — 100.0%	$442,129,041

CIBOR — Copenhagen Interbank Offered Rate
Euribor — Euro Interbank Offered Rate
LLC — Limited Liability Company
LP — Limited Partnership
PLC — Public Limited Company
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
STIBOR — Stockholm Interbank Offered Rate

* Non-income producing security.
[1] Principal amount denoted in local currency.
[2] Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[3] Foreign security denominated in U.S. Dollars.
[4] All or a portion of this investment is a holding of FTPCF Cayman Sub1 Ltd.
[5] The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[6] Callable.
[7] Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
[8] Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative fair value is the result of the capitalized discount on the loan or the unfunded commitment being valued below par.
[9] Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[10] A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion.
11 Issuer filed for bankruptcy and/or is in default.
[12] Affiliated company.
[13] Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $139,426,764, which represents 31.54% of the total net assets of the Fund.
[14] CLO subordinated notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying assets less contractual payments to debt holders and fund expenses. The Fund monitors the effective yield and residual value for each CLO equity position held within the Fund's portfolio on a quarterly basis. The residual value also known as the equity or residual tranche is the portion of the CLO's assets remaining after all debt obligations have been fully satisfied. The effective yield and investment cost may ultimately not be realized.
[15] All or a portion of this investments is a holding of FTPCF Sub 1 LLC.
[16] Investment does not issue shares.
[17] Investment valued using net asset value per share as practical expedient.
[18] The rate is the annualized seven-day yield at period end.

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

	Redemptions	Redemption			Original
Securities With Restrictions On Redemptions	Permitted	Notice Period	Cost	Fair Value	Acquisition Date
Acer Tree Credit Opportunities Partners LP1	Quarterly[2]	45 Days	$4,000,000	$4,269,605	1/31/2025
Arbour Lane Credit Opportunity Fund IV LP1	Not permitted	N/A	6,074,843	5,886,251	2/27/2025
Audax Private Credit Fund LP1	Not permitted	N/A	22,918,734	22,937,441	10/30/2024
BCP Special Opportunities Offshore Feeder III LP1	Not permitted	N/A	2,045,619	2,193,618	11/2/2023
Blue Torch Offshore Credit Opp Fund IV LP1	Not permitted	N/A	3,039,061	3,096,968	12/26/2025
DSC Meridian Credit Opportunities Onshore Fund LP1	Quarterly[2]	65 Days	2,138,991	3,030,858	5/1/2023
Fortress Credit Opportunities XXVII CLO, LLC[1]	Not Permitted	N/A	3,942,244	3,942,244	6/22/2026
IFRG Investor III LP1	Not permitted	N/A	2,818,223	169,094	7/28/2023
Linden Investors LP1	Quarterly[2]	65 Days	3,132,199	6,399,048	5/1/2023
Proterra Credit Fund 3 LP1	Not permitted	N/A	3,177,347	3,133,598	8/6/2025
Palmer Square Capital BDC, Inc.[1]	Not permitted	N/A	2,040,862	1,296,029	2/1/2023
Seer Capital Regulatory Capital Relief Fund LP1	Not permitted	N/A	4,000,000	4,080,258	3/7/2024
TCW Rescue Financing II LP1	Not permitted	N/A	5,157,215	5,047,420	9/12/2024
TCW Specialty Lending LLC[1]	Not Permitted	N/A	8,288,308	7,426,245	4/2/2026
Whitehawk IV-Plus Onshore Fund LP1	Not permitted	N/A	2,413,828	2,438,275	6/29/2023
Totals			$75,187,474	$75,346,952

1 Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

2 The Private Investment Vehicle can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Vehicle.

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value At		Unrealized
		Currency	Settlement	Amount	Settlement	Value At	Appreciation/
PURCHASE CONTRACTS	Counterparty	Exchange	Date	Purchased/(Sold)	Date	June 30, 2026	(Depreciation)
Euro	BNP Paribas	EUR per USD	11/6/2026	368,000.00	$412,344	$422,896	$10,552
TOTAL PURCHASE CONTRACTS					$412,344	$422,896	$10,552

				Currency	Value At		Unrealized
		Currency	Settlement	Amount	Settlement	Value At	Appreciation/
SALE CONTRACTS	Counterparty	Exchange	Date	Purchased/(Sold)	Date	June 30, 2026	(Depreciation)
British Pound	BNP Paribas	GBP per USD	7/16/2026	(2,144,000)	(2,881,943)	(2,843,858)	38,085
British Pound	BNP Paribas	GBP per USD	8/14/2026	(4,092,000)	(5,518,390)	(5,427,722)	90,668
British Pound	BNP Paribas	GBP per USD	9/15/2026	(3,840,000)	(5,126,899)	(5,093,629)	33,270
Euro	BNP Paribas	EUR per USD	7/15/2026	(475,000)	(566,438)	(543,087)	23,351
Euro	BNP Paribas	EUR per USD	7/16/2026	(14,040,000)	(16,511,040)	(16,053,200)	457,840
Euro	BNP Paribas	EUR per USD	7/22/2026	(50,000)	(59,285)	(57,184)	2,101
Euro	BNP Paribas	EUR per USD	7/22/2026	(40,000)	(44,688)	(45,748)	(1,060)
Euro	BNP Paribas	EUR per USD	7/22/2026	(60,000)	(70,770)	(68,621)	2,149
Euro	BNP Paribas	EUR per USD	7/22/2026	(50,000)	(55,800)	(57,185)	(1,385)
Euro	BNP Paribas	EUR per USD	7/22/2026	(60,000)	(67,848)	(68,621)	(773)
Euro	BNP Paribas	EUR per USD	7/22/2026	(140,000)	(156,310)	(160,116)	(3,806)
Euro	BNP Paribas	EUR per USD	7/27/2026	(379,000)	(440,284)	(433,552)	6,732
Euro	BNP Paribas	EUR per USD	8/14/2026	(14,223,000)	(16,728,381)	(16,282,538)	445,843
Euro	BNP Paribas	EUR per USD	8/21/2026	(200,000)	(225,000)	(229,030)	(4,030)
Euro	BNP Paribas	EUR per USD	8/21/2026	(80,000)	(87,040)	(91,612)	(4,572)
Euro	BNP Paribas	EUR per USD	8/21/2026	(80,000)	(94,288)	(91,612)	2,676
Euro	BNP Paribas	EUR per USD	8/24/2026	(70,000)	(78,645)	(80,171)	(1,526)
Euro	BNP Paribas	EUR per USD	8/27/2026	(306,000)	(347,891)	(350,505)	(2,614)
Euro	BNP Paribas	EUR per USD	9/15/2026	(14,175,000)	(16,419,611)	(16,249,512)	170,099
Euro	BNP Paribas	EUR per USD	9/25/2026	(306,000)	(348,320)	(350,933)	(2,613)
Euro	BNP Paribas	EUR per USD	10/22/2026	(50,000)	(55,975)	(57,420)	(1,445)
Euro	BNP Paribas	EUR per USD	10/22/2026	(50,000)	(56,760)	(57,420)	(660)
Euro	BNP Paribas	EUR per USD	10/22/2026	(110,000)	(123,255)	(126,325)	(3,070)
Euro	BNP Paribas	EUR per USD	10/22/2026	(70,000)	(82,852)	(80,388)	2,464
Euro	BNP Paribas	EUR per USD	10/22/2026	(60,000)	(71,448)	(68,904)	2,544
Euro	BNP Paribas	EUR per USD	10/22/2026	(50,000)	(56,065)	(57,420)	(1,355)
Euro	BNP Paribas	EUR per USD	11/6/2026	(1,408,000)	(1,576,960)	(1,618,037)	(41,077)
Euro	BNP Paribas	EUR per USD	11/20/2026	(70,000)	(82,845)	(80,493)	2,352
Euro	BNP Paribas	EUR per USD	11/20/2026	(2,560,000)	(2,885,120)	(2,943,724)	(58,604)
Euro	BNP Paribas	EUR per USD	11/20/2026	(80,000)	(87,480)	(91,991)	(4,511)
Euro	BNP Paribas	EUR per USD	11/23/2026	(80,000)	(90,200)	(92,004)	(1,804)
Euro	BNP Paribas	EUR per USD	12/23/2026	(485,000)	(518,708)	(558,521)	(39,813)
Euro	BNP Paribas	EUR per USD	1/22/2027	(40,000)	(45,592)	(46,120)	(528)
Euro	BNP Paribas	EUR per USD	1/22/2027	(40,000)	(44,996)	(46,120)	(1,124)
Euro	BNP Paribas	EUR per USD	1/22/2027	(40,000)	(47,500)	(46,120)	1,380
Euro	BNP Paribas	EUR per USD	1/22/2027	(40,000)	(47,828)	(46,120)	1,708
Euro	BNP Paribas	EUR per USD	1/22/2027	(120,000)	(134,808)	(138,360)	(3,552)
Euro	BNP Paribas	EUR per USD	2/22/2027	(90,000)	(101,880)	(103,912)	(2,032)
Euro	BNP Paribas	EUR per USD	2/22/2027	(60,000)	(71,298)	(69,275)	2,023
Euro	BNP Paribas	EUR per USD	2/22/2027	(1,336,000)	(1,468,264)	(1,542,518)	(74,254)
Euro	BNP Paribas	EUR per USD	4/22/2027	(40,000)	(45,760)	(46,304)	(544)
Euro	BNP Paribas	EUR per USD	4/22/2027	(130,000)	(146,484)	(150,488)	(4,004)
Euro	BNP Paribas	EUR per USD	4/22/2027	(60,000)	(72,012)	(69,456)	2,556
Euro	BNP Paribas	EUR per USD	4/22/2027	(60,000)	(71,454)	(69,456)	1,998
Euro	BNP Paribas	EUR per USD	4/22/2027	(50,000)	(56,435)	(57,880)	(1,445)
Euro	BNP Paribas	EUR per USD	5/21/2027	(60,000)	(71,550)	(69,546)	2,004
Euro	BNP Paribas	EUR per USD	5/24/2027	(90,000)	(102,285)	(104,332)	(2,047)
Euro	BNP Paribas	EUR per USD	6/4/2027	(1,976,000)	(2,242,760)	(2,291,794)	(49,034)
Euro	BNP Paribas	EUR per USD	7/22/2027	(672,000)	(771,456)	(780,966)	(9,510)
Euro	BNP Paribas	EUR per USD	7/22/2027	(120,000)	(135,480)	(139,458)	(3,978)
Euro	BNP Paribas	EUR per USD	7/22/2027	(40,000)	(48,176)	(46,486)	1,690
Euro	BNP Paribas	EUR per USD	7/22/2027	(30,000)	(35,826)	(34,865)	961
Euro	BNP Paribas	EUR per USD	7/22/2027	(40,000)	(45,292)	(46,486)	(1,194)
Euro	BNP Paribas	EUR per USD	7/30/2027	(2,584,000)	(2,917,853)	(3,004,064)	(86,211)
Euro	BNP Paribas	EUR per USD	8/20/2027	(1,480,000)	(1,771,264)	(1,722,194)	49,070
Euro	BNP Paribas	EUR per USD	10/22/2027	(60,000)	(72,510)	(70,014)	2,496
Euro	BNP Paribas	EUR per USD	10/22/2027	(40,000)	(47,900)	(46,676)	1,224
Euro	BNP Paribas	EUR per USD	10/22/2027	(50,000)	(56,780)	(58,345)	(1,565)
Euro	BNP Paribas	EUR per USD	1/21/2028	(40,000)	(48,512)	(46,865)	1,647
Euro	BNP Paribas	EUR per USD	1/21/2028	(840,000)	(1,009,621)	(984,173)	25,448
Euro	BNP Paribas	EUR per USD	1/24/2028	(40,000)	(45,560)	(46,872)	(1,312)
Euro	BNP Paribas	EUR per USD	3/13/2028	(1,320,000)	(1,604,460)	(1,550,152)	54,308
Euro	BNP Paribas	EUR per USD	3/13/2028	(1,016,000)	(1,158,240)	(1,193,147)	(34,907)
Euro	BNP Paribas	EUR per USD	4/21/2028	(50,000)	(60,875)	(58,820)	2,055
Swedish Krona	BNP Paribas	SEK per USD	7/16/2026	(1,645,000)	(177,968)	(169,808)	8,160
Swedish Krona	BNP Paribas	SEK per USD	8/14/2026	(5,084,000)	(547,295)	(525,665)	21,630
Swedish Krona	BNP Paribas	SEK per USD	9/15/2026	(5,031,000)	(530,534)	(521,134)	9,400
TOTAL SALE CONTRACTS					$(87,373,047)	$(86,355,074)	$1,017,973

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(86,960,703)	$(85,932,178)	$1,028,525

EUR - Euro

SEK - Swedish Krona

GBP - British Pound Sterling

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Private Credit Fund

CONSOLIDATED PORTFOLIO COMPOSITION (Unaudited)

As of June 30, 2026

Country of Incorporation	Value	Percent of Total Net Assets
Canada	$85,306	0.0%
Cayman Islands	1,500,355	0.3%
Denmark	4,389,255	1.0%
European Union	55,229,600	12.7%
Portugal	4,000,097	0.9%
Spain	7,642,041	1.8%
Sweden	1,213,181	0.3%
United Kingdom	12,858,095	2.8%
United States	407,945,195	92.1%
Total Investments	494,863,125	111.9%
Liabilities in Excess of Other Assets	(52,734,084)	(11.9)%
Total Net Assets	$442,129,041	100.0%

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Private Credit Fund

CONSOLIDATED SUMMARY OF INVESTMENTS (Unaudited)

As of June 30, 2026

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	16.2%
Bank Loans	33.3%
Closed-End Funds	0.3%
Collateralized Loan Obligations	37.6%
Private Investment Vehicles
Investment Partnerships	9.0%
Non-Listed Business Development Companies	6.9%
Private Collateralized Loan Obligations	5.2%
Total Private Investment Vehicles	21.1%
Warrants	0.0%
Short-Term Investments	3.4%
Total Investments	111.9%
Liabilities in Excess of Other Assets	(11.9)%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Private Credit Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Note 1 - Valuation of Investments

UMB Fund Services, Inc. (“UMBFS”), the Fund’s administrator, calculates the Fund’s NAV as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated Investment Adviser as the valuation designee (in such capacity, the “Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value the Fund’s portfolio securities for which market quotations are not readily available and other Fund assets by utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter (“OTC”) securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time the NAV is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the fair value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant Determination Date at the time NAV is determined.

Fixed-income securities, except for private debt investments discussed below, with a remaining maturity of sixty (60) days or more, will normally be valued according to dealer-supplied mean quotations or mean quotations from a recognized pricing service. Fixed-income securities for which market quotations are unavailable or are believed by the Valuation Designee not to reflect fair value will be valued based upon broker-supplied quotations provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect fair value, such fixed-income securities will be valued using valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued at amortized cost, which the Valuation Designee has determined to approximate fair value.

The Fund will generally value shares of exchange traded funds (“ETFs”) at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.

First Trust Private Credit Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS— Continued

As of June 30, 2026 (Unaudited)

To the extent that the Fund invests in private investment vehicles, the Fund will generally value those assets in accordance with the value determined as of such date by each private investment vehicle in accordance with the private investment vehicle’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment vehicle will represent the amount that the Fund could reasonably expect to receive from the private investment vehicle if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the private investment vehicle does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment vehicle based on the most recent final or estimated value reported by the private investment vehicle, as well as any other relevant information available at the time the Fund values its portfolio. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment vehicle.

The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the underlying manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with GAAP and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular private investment vehicle. In other cases, such as when a private investment vehicle imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist or when there have been no recent transactions in private investment vehicle interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the private investment vehicle. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.

In certain circumstances, the Valuation Designee may determine that a private investment vehicle’s NAV shall be adjusted more frequently. For these private investment vehicles, the NAVs are adjusted daily based on the total return that each private investment vehicle is estimated by the Valuation Designee to generate during the period (adjusted NAV). The Valuation Designee monitors these estimates daily and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Valuation Designee.

Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in private investment vehicles may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular Private investment vehicle under consideration.

The Valuation Designee will determine the fair value of its shares of a private company based on numerous factors, including but not limited to market activity or events in the market. Absent such a transaction or event within a year, or as deemed necessary by the Valuation Designee, but in no instance greater than one year from the quarter end in which such event occurred, the Valuation Designee will engage qualified external valuation consultants to provide an independent valuation.

The Valuation Designee will evaluate each private debt investment’s fair value based on numerous factors, including but not limited to, changes in credit risk, construction risk, the financial strength of the borrower and the debt instrument’s spread to US Treasuries. The Fund will also engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semi-annually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

First Trust Private Credit Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS— Continued

As of June 30, 2026 (Unaudited)

The Fund values its investments in private investment vehicles (generally private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) at the value determined by each private investment vehicle in accordance with such private investment vehicle’s valuation policies and reported at the time of the Fund’s valuation. The Fund will determine the fair value of such private investment vehicle based on the most recent final or estimated value reported by the private investment vehicle, as well as any other relevant information available at the time the Fund values its portfolio. A substantial amount of time may elapse between the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment vehicle. Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in private investment vehicles may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular private investment vehicle under consideration.

The Fund will generally value shares of open-end and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.

Warrants for which market quotations are not readily available will be fair valued based on the underlying investment. The Fund will engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semi-annually. The Fund will generally value warrants at the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the warrant based on current market conditions. In such an instance, the Valuation Designee will fair value the warrant using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect.

Note 2 – Fair Value Measurements and Disclosure

ASC 820, Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. generally accepted accounting principles and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

First Trust Private Credit Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS— Continued

As of June 30, 2026 (Unaudited)

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

In accordance with ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments valued at the NAV as practical expedient are not included in the fair value hierarchy. As such, investments in Private Investment Vehicles with a fair value of $59,780,369 are excluded from the fair value hierarchy as of June 30, 2026.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of June 30, 2026:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Investments, at fair value
Asset-Backed Securities	$-	$-	$71,854,476	$71,854,476
Bank Loans	-	5,247,385	141,998,355	147,245,740
Closed-End Funds	1,296,029	-	-	1,296,029
Collateralized Loan Obligations	-	149,224,821	17,002,956	166,227,777
Private Investment Vehicles
Investment Partnerships	-	-	13,868,604	13,868,604
Private Collateralized Loan Obligations	-	-	19,457,553	19,457,553
Warrants	-	-	248,399	248,399
Short-Term Investments	14,884,178	-	-	14,884,178
Subtotal	$16,180,207	$154,472,206	$264,430,343	$435,082,756
Private Investment Vehicles
Investment Partnerships				25,876,389
Non-Listed Business Development Companies				30,363,686
Private Collateralized Loan Obligations				3,540,294
Total investments				$494,863,125
Other Financial Instruments
Forward foreign currency exchange contracts*	$-	$1,480,484	$-	$1,480,484
Total Assets:	$16,180,207	$155,952,690	$264,430,343	$496,343,609

Liabilities:
Other Financial Instruments
Forward foreign currency exchange contracts*	$-	$451,959	$-	$451,959
Total Liabilities:	$-	$451,959	$-	$451,959

* Forward foreign currency exchange constracts are valued at the unrealized appreciation/(depreciation).

First Trust Private Credit Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS— Continued

As of June 30, 2026 (Unaudited)

Note 3 – Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment which is advised or sponsored by a Sub-Adviser. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2026.

SOI Desription	Shares/Principal Amount End of Period	Value Beginning of Period	Additions	Reductions	Amortization	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income	Interest Income
CLOSED-END FUNDS
Palmer Square Capital BDC, Inc.[1]	124,379	1,215,183	-	-	-	-	80,846	1,296,029	-	46,020
COLLATERALIZED LOAN OBLIGATIONS
Mount Logan Funding LP	1,926,983	821,744	-	(49,095)	-	-	58,187	830,836	-	12,764
Series 2018-1A, Class SUBR, 0.000%, 1/22/2033[1,2,3,4,5]
Palmer Square European Loan Funding
Series 2023-2X, Class SUB, 0.000%, 1/15/2033[1,2,3,5,6,7]	900,000	165,707	-	(136,087)	-	-	(5,586)	24,034	-	-
Series 2023-3X, Class SUB, 0.000%, 5/15/2033[1,2,3,5,6,8]	1,000,000	857,463	-	(18,483)	-	-	(14,915)	824,065	-	8,367
Series 2024-1X, Class SUB, 0.000%, 8/15/2033[1,2,3,5,6,7]	2,500,000	1,920,308	-	(51,031)	-	-	(104,999)	1,764,278	-	27,747
Series 2024-2X, Class SUB, 10.000%, 5/15/2034[1,2,3,5,6,7]	4,000,000	3,138,841	-	(134,387)	-	-	(42,233)	2,962,221	-	37,892
Series 2024-3A, Class SUB, 10.100%, 5/15/2034[1,2,3,4,5,6,7]	2,000,000	1,782,584	-	(74,484)	-	-	(50,487)	1,657,613	-	16,318
Series 2025-1X, Class SUB, 15.495%, 10/15/2034[1,2,3,5,6,7]	1,000,000	814,758	-	(54,302)	-	-	(14,263)	746,193	-	4,711
Series 2025-2X, Class SUB, 11.274%, 2/15/2035[1,2,3,5,6,7]	2,000,000	1,858,138	-	(119,456)	-	-	6,951	1,745,633	-	35,410
Series 2025-3X, Class SUB, 6.348%, 7/15/2035[1,2,3,5,6,7]	1,250,000	1,448,092	-	(75,199)	-	-	(139,617)	1,233,276	-	-
Series 2024-2X, Class SUB, 11.500%, 10/15/2037[1,2,3,5,6,7]	2,825,000	2,213,626	-	(88,069)	-	-	(87,160)	2,038,397	-	-
Series 2023-1X, Class SUB, 0.000%, 1/15/2038[1,2,3,5,6,7]	1,050,000	613,442	-	(14,510)	-	-	(25,103)	573,829	-	9,030
Series 2023-1X, Class FR, 10.474% (3-Month Euribor+827 basis points), 1/15/2038[1,2,6,7,9]	500,000	575,763	-	-	-	-	(6,564)	569,199	-	15,039
Series 2025-2X, Class F, 10.374% (3-Month Euribor+817 basis points), 7/15/2038[1,2,6,7,9]	475,000	546,941	-	-	-	-	(6,177)	540,764	-	14,148
Series 2025-2X, Class SUB, 10.695%, 7/15/2038[1,2,3,5,6,7]	1,500,000	1,371,121	-	(33,114)	-	-	68,684	1,406,691	-	21,712
Series 2023-2X, Class SUB, 0.000%, 10/15/2038[1,2,3,5,6,7]	1,915,000	1,181,454	-	(95,587)	-	-	3,889	1,089,756	-	-
Series 2024-1X, Class SUB, 0.000%, 1/15/2039[1,2,3,5,6,7]	2,000,000	1,517,980	-	-	-	-	(202,854)	1,315,126	-	97,779
Series 2026-1X, Class SUB, 0.000%, 4/15/2039[1,2,3,5,6,7]	1,750,000	2,022,654	-	-	-	-	(23,111)	1,999,543	-	-
Series 2025-1X, Class SUB, 14.131%, 10/15/2039[1,2,3,5,6,7]	1,250,000	1,109,363	-	(11,438)	-	-	(8,167)	1,089,758	-	34,507
Palmer Square Loan Funding Ltd.
Series 2022-4A, Class SUB, 0.000%, 7/24/2031[1,2,3,4,5]	450,000	280,593	-	(12,421)	-	-	(6,977)	261,195	-	-
Series 2023-2A, Class SUB, 10.000%, 1/25/2032[1,2,3,4,5]	500,000	319,087	-	(11,450)	-	-	(18,378)	289,259	-	3,202
Series 2024-3A, Class SUB, 10.000%, 8/8/2032[1,2,3,4,5]	3,000,000	1,837,207	-	(116,011)	-	-	7,781	1,728,977	-	2,912
Series 2024-1A, Class SUB, 10.000%, 10/15/2032[1,2,3,4,5]	2,510,000	1,412,315	-	(59,121)	-	-	(111,762)	1,241,432	-	-
Series 2024-2A, Class SUB, 10.000%, 1/15/2033[1,2,3,4,5]	3,000,000	1,823,684	-	(94,952)	-	-	111,772	1,840,504	-	8,938
Series 2025-1A, Class SUB, 10.000%, 2/15/2033[1,2,3,4,5]	4,150,000	2,821,851	-	-	-	-	(35,518)	2,786,333	-	190,879
Series 2025-2A, Class SUB, 10.000%, 7/15/2033[1,2,3,4,5]	2,625,000	2,040,258	-	(116,752)	-	-	65,016	1,988,522	-	22,851
Series 2025-3A, Class SUB, 10.172%, 1/15/2034[1,2,3,4,5]	2,000,000	2,052,870	-	-	-	-	(17,262)	2,035,608	-	-
Series 2024-1A, Class SUB, 13.000%, 4/15/2037[1,2,3,4,5]	1,540,000	877,292	-	(12,297)	-	-	13,846	878,841	-	-
Series 2024-2A, Class SUB, 11.000%, 7/20/2037[1,2,3,4,5]	3,000,000	1,797,427	-	(68,057)	-	-	(64,694)	1,664,676	-	11,586
Series 2024-3A, Class SUB, 12.500%, 7/20/2037[1,2,3,4,5]	2,000,000	1,328,957	-	(49,770)	-	-	(18,988)	1,260,199	-	10,612
Series 2023-4A, Class SUB, 12.500%, 10/20/2037[1,2,3,4,5]	1,250,000	1,024,008	-	(917)	-	-	(174,029)	849,062	-	37,547
Series 2024-4A, Class SUB, 11.000%, 1/15/2038[1,2,3,4,5]	3,000,000	2,130,175	-	(80,998)	-	-	101,793	2,150,970	-	4,388
Series 2025-1A, Class SUB, 12.000%, 4/20/2038[1,2,3,4,5]	2,250,000	1,888,334	-	(50,545)	-	-	(62,968)	1,774,821	-	26,271
Series 2023-2A, Class SUB, 11.000%, 7/20/2038[1,2,3,4,5]	500,000	295,752	-	(13,491)	-	-	(23,025)	259,236	-	-
Series 2025-2A, Class SUB, 10.000%, 7/20/2038[1,2,3,4,5]	2,000,000	1,488,421	-	(58,859)	-	-	111,933	1,541,495	-	6,744
Series 2025-3A, Class SUB, 11.000%, 7/20/2038[1,2,3,4,5]	1,000,000	905,704	-	(15,552)	-	-	(29,580)	860,572	-	17,249
Series 2025-4A, Class SUB, 10.579%, 10/20/2038[1,2,3,4,5]	1,500,000	1,453,406	-	-	-	-	(62,044)	1,391,362	-	108,409
Series 2025-5A, Class SUB, 10.545%, 10/20/2038[1,2,3,4,5]	1,270,000	1,230,587	-	-	-	-	49,747	1,280,334	-	38,296
Series 2023-3A, Class SUB, 12.500%, 1/20/2039[1,2,3,4,5]	500,000	407,070	-	(10,760)	-	-	19	396,329	-	4,957
Series 2026-1A, Class SUB, 0.000%, 4/20/2039[1,2,3,4,5,8,10]	2,000,000	1,916,750	-	-	-	-	(17,347)	1,899,403	-	-
PRIVATE INVESTMENT VEICLE
BCP Special Opportunities Offshore Feeder III LP11,12	N/A	2,058,465	105,840	-	-	-	29,313	2,193,618	-	-
	$71,436,363	$56,565,375	$105,840	$(1,727,195)	$-	$-	$(664,031)	$54,279,989	$-	$876,285

1 Affiliated company.

2 Callable.

3 Security exempt from registration under Rule 144A of the Securities Act of 1933.

4 Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

5 CLO subordinated notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying assets less contractual payments to debt holders and fund expenses. The Fund monitors the effective yield and residual value for each CLO equity position held within the Fund's portfolio on a quarterly basis. The residual value also known as the equity or residual tranche is the portion of the CLO's assets remaining after all debt obligations have been fully satisfied. The effective yield and investment cost may ultimately not be realized.

6 Foreign security denominated in U.S. Dollars.

7 Principal Amount denoted in local currency.

8 A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion.

9 Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

10 The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.

11 Investment valued using net asset value per share as practical expedient.

12 Investment does not issue shares.